Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (960)	$ (913)	$ 990
Cash flow hedging instruments:
Change in unrealized gains and losses	(57)	53	(76)
Gain (loss) in respect of derivative instruments designated for cash flow hedge, net of taxes	47	47	(37)
Other comprehensive income (loss)	(10)	100	(113)
Comprehensive income (loss)	$ (970)	$ (813)	$ 877